Related Party Transactions Related Party Transactions - LNG Lease Agreement (Details) (USD $)	12 Months Ended			6 Months Ended				12 Months Ended
	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] MMBTU	Dec. 31, 2012 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] MMBTU	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] MMBTU	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] LNG Inventory Derivatives [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Cheniere Energy Investments, LLC [Member] Cheniere Marketing, LLC [Member] LNG Lease Agreement [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member]
Related Party Transaction [Line Items]
Liquefied Natural Gas Inventory, in MMBtu	41,000	1,369,000	0
LNG inventory related party	$ 130,000	$ 4,400,000						$ 100,000	$ 4,400,000
LNG Inventory Derivative Assets				1,000		200,000	200,000
Derivative, Gain (Loss) on Derivative, Net				(31,000)	(400,000)
Inventory Write-down, Affiliates	$ 0	$ 1,400,000						$ 0	$ 11,000,000	$ 10,600,000